Other Financial Assets - Summary of Long-Term and Short-Term Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long / short-term financial instruments [Line Items]
Current financial assets	₩ 19,436,019	₩ 17,983,577
Non-current financial assets	5,739,801	5,489,915
Other financial assets
Long / short-term financial instruments [Line Items]
Current financial assets	578,578	666,758
Non-current financial assets	833,737	686,322
Other financial assets | Time deposits
Long / short-term financial instruments [Line Items]
Current financial assets	363,286	428,813
Non-current financial assets	145,336	130,570
Other financial assets | CD
Long / short-term financial instruments [Line Items]
Current financial assets	0	30,000
Non-current financial assets	0	0
Other financial assets | Others
Long / short-term financial instruments [Line Items]
Current financial assets	215,292	207,945
Non-current financial assets	₩ 688,401	₩ 555,752